TAXATION (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%	25.00%	25.00%
Estimated carry forward losses		$ 59.9
Reduced corporate tax rate	12.00%	16.00%
Future expectation recorded deferred tax assets		$ 57.0
Deductible amortization value of intangible assets		$ 1.7
Term of deductible amortization value of intangible assets		8 years
Luxemburg corporation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			24.94%	26.01%
Israeli corporate tax rates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					23.00%
Federal Income Taxes Rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					21.00%